IMPAIRMENT OF LONG LIVED ASSETS	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
IMPAIRMENT OF LONG LIVED ASSETS

NOTE 14 - IMPAIRMENT OF LONG LIVED ASSETS

In the fourth quarter the Company determined that its fixed assets were obsolete and wrote off the undepreciated balance of $1,958.

In March 2021, when the Company’s new website was placed in service, the remaining unamortized cost of the Company’s old website was written off, for a total of $15,000.

During the 4th quarter 2020, the Company elected to abandon certain intangible assets it had been attempting to commercialize under previous management. As such the Company recorded a $34,516 impairment charge.